Exhibit 99.06

Data Compare Summary (Total)

Run Date - 1/25/2024 12:40:56 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Amortization Type	0	887	0.00%	887
Appraised Value	0	108	0.00%	887
Borrower First Name	2	321	0.62%	887
Borrower Last Name	3	321	0.93%	887
City	4	887	0.45%	887
Coborrower First Name	5	299	1.67%	887
Coborrower Last Name	3	299	1.00%	887
First Payment Date	1	68	1.47%	887
Index Type	246	642	38.32%	887
Interest Only	0	68	0.00%	887
Interest Rate Change Frequency	0	647	0.00%	887
Interest Rate Life Max	248	647	38.33%	887
Lien Position	0	887	0.00%	887
LTV Valuation Value	3	819	0.37%	887
Margin	245	642	38.16%	887
Maturity Date	0	887	0.00%	887
Note Date	1	887	0.11%	887
Occupancy	47	887	5.30%	887
Original Interest Rate	0	313	0.00%	887
Original Loan Amount	1	887	0.11%	887
Original Term	2	245	0.82%	887
Origination Channel	0	131	0.00%	887
Payment Change Frequency	0	579	0.00%	887
Property Type	209	887	23.56%	887
Purpose	13	887	1.47%	887
Refi Purpose	214	315	67.94%	887
State	0	887	0.00%	887
Street	55	887	6.20%	887
Zip	22	887	2.48%	887
Total	1,324	17,108	7.74%	887